Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Research and Development Expense	$ 5,120,840	$ 3,782,185	$ 6,129,228	$ 9,784,884
Depreciation	8,647	10,952	$ 17,200	21,044
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			34.00%
Limitation Percentage Of Deduction For Net Operating Losses			80.00%
Scenario, Plan [Member]
Significant Accounting Policies [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					21.00%
Research and Development Expense [Member]
Significant Accounting Policies [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount			$ 3,794,094
Patents [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period			22 years
Amortization of Intangible Assets	$ 731	$ 762	$ 1,522	$ 1,509